Restructuring	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
During 2020, we initiated three restructuring plans as described below and during 2019, we expanded existing restructuring plans initiated in the prior year. As of December 31, 2019 these plans were substantially completed. During 2018, we incurred $14.8 million in restructuring expenses from plans that were initiated in 2018 and substantially completed by the end of 2018. Restructuring expense incurred under these plans was previously included in corporate support expenses, which were not allocated to the business segments. In conjunction with the Company’s segment reorganization as disclosed in Note 21 – Segment Information, restructuring expenses are now included in the business segments carrying out the restructuring activity.

2020 Segment Reorganization
During the first quarter of 2020, we initiated a restructuring plan associated with our global initiative to simplify our organizational structure and increase efficiency and effectiveness. We expect to incur approximately $17 million in severance and related employee costs under this plan, which is expected to be substantially completed by the end of the first quarter of 2021. We incurred $16.3 million in severance and related employee costs for the year ended December 31, 2020, which impacted our two segments and corporate support function.

Rollforward of Restructuring Liability

The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	16,310
Cash payments	(9,132)
Other adjustments, net	544
Balance at end of period	7,722

2020 Global Supply Chain Optimization
During the first quarter of 2020, we initiated a restructuring plan to optimize our global supply chain and footprint resulting in a significant reduction to our primary manufacturing operations. We will utilize contract manufacturers that are worldwide experts in manufacturing and excel at sourcing and assembly activities. We intend to utilize these third-party contract manufacturers to reduce costs and achieve efficiencies in fulfilling future demand for our products.

We expect to incur up to $9 million in total costs under this plan, comprised of approximately $5 million in severance and related employee costs and approximately $4 million in other costs. The plan is expected to be substantially completed by the end of the first quarter of 2021. The following table summarizes restructuring expense for the year ended December 31, 2020 under this plan by type of cost, primarily in the Global Gaming segment:

($ thousands)	For the year ended December 31, 2020
Severance and related employee costs	5,123
Other (1)	3,576
Total	8,699
(1) This expense includes approximately $460 thousand of asset impairments. The offset for these charges is Property, plant and equipment, net in the consolidated balance sheet at December 31, 2020
Rollforward of Restructuring Liability

The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs	Other Costs	Total
Balance at beginning of period	—	—	—
Restructuring expense, net	5,123	3,116	8,239
Cash payments	(3,630)	(1,916)	(5,546)
Balance at end of period	1,493	1,200	2,693

2020 Technology Organization Consolidation
During the second quarter of 2020, we initiated a restructuring plan to realign and consolidate operations, reduce costs, and improve operational efficiencies within our Technology group. We expect to incur approximately $18 million primarily in severance and related employee costs under this plan, which is expected to be substantially completed by the end of the fourth quarter of 2021. We incurred $17.5 million in severance and related employee costs for the year ended December 31, 2020, primarily in the Global Gaming segment.

Rollforward of Restructuring Liability

The following table presents the activity in the restructuring liability under this plan for the year ended December 31, 2020:

($ thousands)	Severance and Related Employee Costs
Balance at beginning of period	—
Restructuring expense, net	17,499
Cash payments	(3,506)
Balance at end of period	13,993

Restructuring Expense

The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2020
($ thousands)	Severance and Related Employee Costs	Asset Impairment Costs	Other	Total
Global Lottery	5,399	—	—	5,399
Global Gaming	29,936	460	3,216	33,612
Corporate and Other	6,068	—	(34)	6,034
Total	41,403	460	3,182	45,045

	For the year ended December 31, 2019
($ thousands)	Severance and Related Employee Costs	Asset Impairment Costs	Other	Total
Global Lottery	2,164	—	6	2,170
Global Gaming	3,173	15,500	(311)	18,362
Corporate and Other	1,737	—	2,586	4,323
Total	7,074	15,500	2,281	24,855